FINANCIAL INSTRUMENTS & RISK - Undrawn Borrowing Facilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Related party long-term payables
Borrowings	SFr 4,337.2	SFr 4,676.8
Sunrise Holding Revolving Facility
Related party long-term payables
Facility amount (in borrowing currency)	500.0	685.8
Ancillary Facility
Related party long-term payables
Facility amount (in borrowing currency)	37.5	56.4
Borrowings	SFr 14.3	SFr 23.8